Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments In Joint Ventures And Other Investments [Line Items]
Investments in joint ventures	£ 118	£ 104	£ 102
Investments [member]
Disclosure Of Investments In Joint Ventures And Other Investments [Line Items]
Investments in joint ventures	118	104
Venture capital investments	133	151
Total	£ 251	£ 255